Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222716
Average Annual Return [Line Items]
Average Annual Return, Percent	27.31%	9.63%
Without Sales Load [Member] | C000222717
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%	9.81%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	9.87%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	9.87%